Quarterly Holdings Report
for
Fidelity® Emerging Markets Debt Local Currency Central Fund
September 30, 2023
MDL-NPRT3-1123
1.9899757.103
Foreign Government and Government Agency Obligations - 81.6%
		Principal Amount (a)	Value ($)
Brazil - 10.9%
Brazil Letras Do Tesouro Nacio, yield at date of purchase 9.9654% to 13.7798% 1/1/24 to 7/1/26	BRL	95,850,000	16,359,429
Brazilian Federative Republic:
10% 1/1/25	BRL	13,250,000	2,607,709
10% 1/1/27	BRL	30,750,000	5,968,129
10% 1/1/29	BRL	11,250,000	2,124,780
10% 1/1/31	BRL	10,750,000	1,985,015
10% 1/1/33	BRL	5,400,000	977,783
TOTAL BRAZIL			30,022,845
Chile - 1.4%
Chilean Republic:
4.5% 3/1/26	CLP	220,000,000	235,599
4.7% 9/1/30 (Reg. S) (b)	CLP	1,100,000,000	1,127,762
5% 3/1/35	CLP	980,000,000	994,378
6% 4/1/33(Reg. S) (b)	CLP	1,050,000,000	1,160,867
6% 1/1/43	CLP	225,000,000	253,269
TOTAL CHILE			3,771,875
China - 4.2%
Peoples Republic of China:
2.68% 5/21/30	CNY	34,500,000	4,721,681
2.88% 2/25/33	CNY	19,750,000	2,742,663
3.12% 10/25/52	CNY	11,000,000	1,521,109
3.81% 9/14/50	CNY	16,550,000	2,560,170
TOTAL CHINA			11,545,623
Colombia - 3.7%
Colombian Republic:
5.75% 11/3/27	COP	3,350,000,000	682,897
6% 4/28/28	COP	1,000,000,000	201,705
7% 6/30/32	COP	17,550,000,000	3,218,676
7.25% 10/18/34	COP	8,000,000,000	1,421,247
7.25% 10/26/50	COP	1,650,000,000	251,995
7.5% 8/26/26	COP	12,750,000,000	2,869,105
9.25% 5/28/42	COP	8,375,000,000	1,632,192
TOTAL COLOMBIA			10,277,817
Czech Republic - 4.7%
Czech Republic:
0.95% 5/15/30 (Reg. S)	CZK	64,250,000	2,188,639
1.2% 3/13/31	CZK	49,250,000	1,671,600
1.5% 4/24/40	CZK	26,000,000	692,813
2% 10/13/33	CZK	128,250,000	4,346,083
2.4% 9/17/25	CZK	63,500,000	2,616,861
5.7% 5/25/24	CZK	31,500,000	1,369,885
TOTAL CZECH REPUBLIC			12,885,881
Dominican Republic - 0.1%
Dominican Republic 13.625% 2/3/33 (b)	DOP	17,000,000	351,221
Egypt - 0.1%
Arab Republic of Egypt:
14.556% 10/13/27	EGP	7,000,000	172,943
16.1% 5/7/29	EGP	2,500,000	60,690
TOTAL EGYPT			233,633
Hungary - 3.3%
Hungarian Republic:
2.25% 6/22/34	HUF	520,000,000	904,269
2.75% 12/22/26	HUF	1,167,000,000	2,708,822
3% 6/26/24	HUF	975,000,000	2,542,716
3% 10/27/38	HUF	350,000,000	584,564
3.25% 10/22/31	HUF	372,500,000	774,151
6.75% 10/22/28	HUF	583,000,000	1,531,641
TOTAL HUNGARY			9,046,163
Indonesia - 8.2%
Indonesian Republic:
5.125% 4/15/27	IDR	11,000,000,000	680,783
6.375% 4/15/32	IDR	79,500,000,000	4,976,787
6.5% 6/15/25	IDR	15,750,000,000	1,020,453
6.5% 2/15/31	IDR	38,000,000,000	2,397,282
7.125% 6/15/42	IDR	3,000,000,000	195,326
7.125% 6/15/43	IDR	23,100,000,000	1,499,893
7.5% 8/15/32	IDR	8,000,000,000	535,231
7.5% 4/15/40	IDR	21,700,000,000	1,461,643
8.125% 5/15/24	IDR	34,200,000,000	2,235,514
8.25% 5/15/29	IDR	35,500,000,000	2,463,776
8.25% 5/15/36	IDR	250,000,000	17,834
8.375% 9/15/26	IDR	18,400,000,000	1,251,688
8.375% 3/15/34	IDR	33,300,000,000	2,372,261
8.375% 4/15/39	IDR	19,750,000,000	1,443,675
TOTAL INDONESIA			22,552,146
Kazakhstan - 0.1%
Kazakhstan Republic 10.5% 8/4/26	KZT	90,000,000	173,257
Malaysia - 8.4%
Malaysian Government:
3.519% 4/20/28	MYR	28,000,000	5,909,564
3.582% 7/15/32	MYR	19,750,000	4,084,772
3.757% 5/22/40	MYR	5,500,000	1,100,984
3.828% 7/5/34	MYR	3,650,000	761,554
3.885% 8/15/29	MYR	14,925,000	3,174,962
3.906% 7/15/26	MYR	16,500,000	3,546,872
4.065% 6/15/50	MYR	2,750,000	547,839
4.696% 10/15/42	MYR	1,550,000	346,386
4.762% 4/7/37	MYR	11,000,000	2,490,366
4.893% 6/8/38	MYR	4,250,000	978,362
TOTAL MALAYSIA			22,941,661
Mexico - 10.4%
United Mexican States:
5.75% 3/5/26	MXN	132,750,000	6,832,921
7.75% 11/23/34	MXN	110,250,000	5,417,812
7.75% 11/13/42	MXN	81,500,000	3,784,319
8% 9/5/24	MXN	88,250,000	4,909,364
8% 7/31/53	MXN	13,000,000	610,394
8.5% 5/31/29	MXN	130,500,000	7,022,495
TOTAL MEXICO			28,577,305
Peru - 2.3%
Peruvian Republic:
5.35% 8/12/40	PEN	1,850,000	392,205
5.4% 8/12/34(Reg. S)	PEN	4,100,000	925,551
5.94% 2/12/29	PEN	3,750,000	960,876
6.15% 8/12/32	PEN	2,500,000	614,561
6.35% 8/12/28	PEN	7,325,000	1,935,288
6.9% 8/12/37	PEN	3,750,000	944,200
6.95% 8/12/31	PEN	1,750,000	458,642
TOTAL PERU			6,231,323
Philippines - 0.1%
Philippine Republic 6.25% 1/14/36	PHP	10,000,000	168,144
Poland - 4.8%
Polish Government:
1.25% 10/25/30	PLN	2,300,000	397,712
1.75% 4/25/32	PLN	8,000,000	1,335,662
2.25% 10/25/24	PLN	6,000,000	1,336,436
2.5% 7/25/26	PLN	8,950,000	1,914,827
2.5% 7/25/27	PLN	19,000,000	3,960,571
2.75% 4/25/28	PLN	7,500,000	1,551,297
2.75% 10/25/29	PLN	10,950,000	2,175,788
6% 10/25/33	PLN	2,500,000	576,751
TOTAL POLAND			13,249,044
Romania - 4.5%
Romanian Republic:
3.25% 6/24/26	RON	30,250,000	5,932,594
3.65% 9/24/31	RON	1,500,000	257,422
4.25% 4/28/36	RON	2,000,000	328,547
4.75% 2/24/25	RON	6,500,000	1,353,778
5% 2/12/29	RON	20,650,000	4,076,013
6.7% 2/25/32	RON	1,250,000	259,544
TOTAL ROMANIA			12,207,898
South Africa - 8.4%
South African Republic:
6.25% 3/31/36	ZAR	68,000,000	2,196,176
6.5% 2/28/41	ZAR	91,750,000	2,734,315
7% 2/28/31	ZAR	103,250,000	4,277,422
8% 1/31/30	ZAR	188,500,000	8,684,099
8.75% 2/28/48	ZAR	59,250,000	2,170,581
8.875% 2/28/35	ZAR	71,000,000	2,956,526
TOTAL SOUTH AFRICA			23,019,119
Thailand - 4.7%
Kingdom of Thailand:
1.585% 12/17/35	THB	28,000,000	632,283
1.6% 6/17/35	THB	112,250,000	2,557,830
2% 12/17/31	THB	13,000,000	325,715
2% 6/17/42	THB	97,500,000	2,082,835
2.875% 6/17/46	THB	9,200,000	219,175
3.3% 6/17/38	THB	158,500,000	4,223,965
3.775% 6/25/32	THB	103,500,000	2,950,277
TOTAL THAILAND			12,992,080
Turkey - 0.6%
Turkish Republic:
10.5% 8/11/27	TRY	19,000,000	444,882
10.6% 2/11/26	TRY	18,500,000	481,890
11.7% 11/13/30	TRY	9,000,000	218,283
12.6% 10/1/25	TRY	14,000,000	396,586
TOTAL TURKEY			1,541,641
Uruguay - 0.7%
Uruguay Republic:
8.25% 5/21/31	UYU	6,500,000	156,035
8.5% 3/15/28 (Reg. S)	UYU	64,000,000	1,590,035
9.75% 7/20/33	UYU	3,680,820	96,562
TOTAL URUGUAY			1,842,632
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $231,628,482)			223,631,308

Supranational Obligations - 0.3%
		Principal Amount (a)	Value ($)
Asian Infrastructure Investment Bank 2.375% 2/10/25 (Reg. S)	PHP	19,400,000	323,105
Inter-American Development Bank:
5.1% 11/17/26	IDR	5,000,000,000	314,412
5.7% 11/12/24	INR	20,000,000	236,221
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $1,019,250)			873,738

Money Market Funds - 18.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c) (Cost $49,428,282)	49,418,398	49,428,282

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $282,076,014)	273,933,328
NET OTHER ASSETS (LIABILITIES) - 0.1% (d)	326,571
NET ASSETS - 100.0%	274,259,899

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

IDR	10,816,355,000	USD	699,015	Citigroup Global Markets, Inc.	10/02/23	846
MXN	12,650,329	USD	727,461	BNP Paribas S.A.	10/03/23	(1,578)
BRL	5,507,000	USD	1,100,005	BNP Paribas S.A.	12/07/23	(13,680)
BRL	5,157,000	USD	1,038,775	Bank of America, N.A.	12/07/23	(21,492)
CLP	641,948,000	USD	718,464	BNP Paribas S.A.	12/07/23	258
CLP	722,076,000	USD	804,990	State Street Bank and Trust Co	12/07/23	3,443
CNY	5,393,000	USD	748,145	BNP Paribas S.A.	12/07/23	(4,769)
CNY	5,573,000	USD	771,563	Bank of America, N.A.	12/07/23	(3,376)
CNY	111,615,000	USD	15,476,290	Goldman Sachs Bank USA	12/07/23	(91,177)
COP	4,147,000,000	USD	1,013,193	Bank of America, N.A.	12/07/23	(14,152)
COP	3,038,000,000	USD	763,700	State Street Bank and Trust Co	12/07/23	(31,825)
COP	2,211,800,000	USD	538,151	State Street Bank and Trust Co	12/07/23	(5,313)
CZK	12,712,000	USD	550,403	BNP Paribas S.A.	12/07/23	(737)
CZK	22,391,000	USD	971,859	Goldman Sachs Bank USA	12/07/23	(3,674)
CZK	32,245,000	USD	1,412,736	Goldman Sachs Bank USA	12/07/23	(18,466)
CZK	16,803,000	USD	728,301	Goldman Sachs Bank USA	12/07/23	(1,741)
CZK	33,505,000	USD	1,463,586	State Street Bank and Trust Co	12/07/23	(14,834)
EGP	41,774,000	USD	1,293,313	Citibank, N. A.	12/07/23	15,571
HUF	82,512,000	USD	222,228	Brown Brothers Harriman & Co	12/07/23	(780)
HUF	172,242,000	USD	473,092	JPMorgan Chase Bank, N.A.	12/07/23	(10,823)
IDR	12,225,800,000	USD	795,433	BNP Paribas S.A.	12/07/23	(4,485)
IDR	52,037,500,000	USD	3,381,913	Citibank, N. A.	12/07/23	(15,347)
IDR	12,010,500,000	USD	780,536	State Street Bank and Trust Co	12/07/23	(3,517)
INR	214,507,000	USD	2,579,604	Citibank, N. A.	12/07/23	(4,026)
MXN	14,111,000	USD	815,175	JPMorgan Chase Bank, N.A.	12/07/23	(14,515)
MXN	24,272,000	USD	1,364,139	JPMorgan Chase Bank, N.A.	12/07/23	13,058
MYR	7,140,000	USD	1,536,310	Goldman Sachs Bank USA	12/07/23	(8,420)
MYR	5,400,000	USD	1,156,193	Royal Bank of Canada	12/07/23	(647)
MYR	3,635,000	USD	782,562	State Street Bank and Trust Co	12/07/23	(4,708)
PEN	5,949,000	USD	1,604,153	BNP Paribas S.A.	12/07/23	(39,237)
PLN	19,095,000	USD	4,404,658	Citibank, N. A.	12/07/23	(42,576)
PLN	3,085,000	USD	715,525	JPMorgan Chase Bank, N.A.	12/07/23	(10,784)
PLN	5,600,000	USD	1,291,621	State Street Bank and Trust Co	12/07/23	(12,351)
THB	542,305,000	USD	15,384,539	JPMorgan Chase Bank, N.A.	12/07/23	(466,904)
THB	30,399,000	USD	837,438	JPMorgan Chase Bank, N.A.	12/07/23	(1,227)
TRY	7,059,000	USD	244,408	State Street Bank and Trust Co	12/07/23	(5,610)
USD	2,135,191	BRL	10,664,000	Bank of America, N.A.	12/07/23	31,583
USD	923,870	BRL	4,660,000	State Street Bank and Trust Co	12/07/23	4,626
USD	545,356	CLP	488,830,000	Bank of America, N.A.	12/07/23	(1,936)
USD	1,440,692	CNY	10,409,000	Bank of America, N.A.	12/07/23	5,906
USD	699,426	CNY	5,060,000	Citibank, N. A.	12/07/23	1,951
USD	2,409,822	CNY	17,370,000	Citibank, N. A.	12/07/23	15,526
USD	2,111,705	CZK	48,773,000	Bank of America, N.A.	12/07/23	2,767
USD	681,790	HUF	254,754,000	BNP Paribas S.A.	12/07/23	(1,928)
USD	1,399,892	INR	117,003,000	BNP Paribas S.A.	12/07/23	(4,959)
USD	1,379,013	MXN	24,272,000	Bank of America, N.A.	12/07/23	1,816
USD	799,152	MXN	14,111,000	State Street Bank and Trust Co	12/07/23	(1,508)
USD	639,769	MYR	2,989,000	Goldman Sachs Bank USA	12/07/23	152
USD	703,610	PEN	2,641,000	Citibank, N. A.	12/07/23	8,881
USD	695,025	PEN	2,593,000	Goldman Sachs Bank USA	12/07/23	12,923
USD	1,402,022	PLN	6,103,000	BNP Paribas S.A.	12/07/23	7,846
USD	876,865	PLN	3,835,000	Canadian Imperial Bk. of Comm.	12/07/23	793
USD	1,119,921	THB	39,830,000	JPMorgan Chase Bank, N.A.	12/07/23	24,284
USD	993,265	ZAR	18,949,000	State Street Bank and Trust Co	12/07/23	(1,661)
ZAR	8,132,000	USD	428,948	Goldman Sachs Bank USA	12/07/23	(1,974)
ZAR	18,949,000	USD	996,863	State Street Bank and Trust Co	12/07/23	(1,937)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(736,444)
Unrealized Appreciation						152,230
Unrealized Depreciation						(888,674)

Currency Abbreviations
BRL	-	Brazilian real
CLP	-	Chilean peso
CNY	-	Chinese yuan
COP	-	Colombian peso
CZK	-	Czech koruna
DOP	-	Dominican Republic peso
EGP	-	Egyptian pound
HUF	-	Hungarian forint
IDR	-	Indonesian rupiah
INR	-	Indian rupee
KZT	-	Kazakhstan tenge
MXN	-	Mexican peso
MYR	-	Malaysian ringgit
PEN	-	Peruvian new sol
PHP	-	Philippine peso
PLN	-	Polish zloty
RON	-	Romanian leu (new)
THB	-	Thai baht
TRY	-	Turkish Lira
USD	-	U.S. dollar
UYU	-	Uruguay peso
ZAR	-	South African rand

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,639,850 or 1.0% of net assets.

(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Includes $500,000 of cash collateral segregated for open forward foreign currency contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	13,349,011	258,862,785	222,783,514	1,426,658	-	-	49,428,282	0.1%
Total	13,349,011	258,862,785	222,783,514	1,426,658	-	-	49,428,282

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Foreign Government and Government Agency Obligations and Supranational Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Credit Risk
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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